OTHER ASSETS - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Direct operating expense from investment property generating rental income	£ 32	£ 25
Capital expenditure contracted for but not recognised	119	78
Operating income (loss)
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Rental income from investment properties	£ 145	£ 186	£ 191